UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-2782

                      (Investment Company Act File Number)


                     Federated High Income Bond Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  3/31/07


               Date of Reporting Period:  Quarter ended 12/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




  FEDERATED HIGH INCOME BOND FUND, INC.
PORTFOLIO OF INVESTMENTS
December 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT OR
    SHARES
                   CORPORATE BONDS--95.6%
                   AEROSPACE / DEFENSE--1.6%
  $  2,850,000     Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016                                         $     2,857,125
     2,200,000   3 Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009                                            1,540
     3,400,000     DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016                                                      3,442,500
     2,700,000     K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014                                                 2,794,500
     4,700,000     L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                                              4,617,750
     3,950,000     L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015                                     3,831,500
     3,175,000     L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015                          3,159,125
                      TOTAL                                                                                               20,704,040
                   AUTOMOTIVE--3.5%
     3,350,000     Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                                     2,654,875
     4,875,000     Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                                                          3,851,250
     5,525,000     Ford Motor Credit Co., Floating Rate Note - Sr. Note, 8.11%, 1/13/2012                                  5,481,546
     6,375,000     Ford Motor Credit Co., Note, 7.25%, 10/25/2011                                                          6,249,081
     1,950,000     Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011                                                      2,087,500
     4,000,000     Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016                                              3,959,276
     2,550,000     General Motors Corp., Deb., 7.40%, 9/1/2025                                                             2,167,500
     2,450,000     General Motors Corp., Note, 7.125%, 7/15/2013                                                           2,315,250
     3,450,000     General Motors Corp., Note, 8.375%, 7/15/2033                                                           3,208,500
     1,425,000     TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013                                                       1,535,438
     3,308,000     TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013                                                  3,642,935
     2,650,000     Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                                             2,716,250
     4,575,000     United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                                               4,758,000
                      TOTAL                                                                                               44,627,401
                   BUILDING MATERIALS--1.6%
     2,225,000     Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010                              2,286,187
     1,488,000     Goodman Global Holdings, Inc., Floating Rate Note, Series B, 8.36%, 6/15/2012                           1,514,040
     1,375,000     Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                                        1,357,813
     1,775,000     Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011                                           1,846,000
     5,600,000     Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012                                                 4,760,000
     1,950,000     Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014                                               1,374,750
     2,050,000     Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                                                   2,019,250
     4,550,000 1,2 Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013                                4,811,625
       975,000     Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013                                                        994,500
                      TOTAL                                                                                               20,964,165
                   CHEMICALS--5.8%
     2,950,000     Chemtura Corp., Sr. Note, 6.875%, 6/1/2016                                                              2,854,125
     5,050,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013                                4,835,375
     5,025,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012                              4,987,312
     9,095,000     Crystal US Holdings, Sr. Disc. Note, 10/1/2014                                                          7,867,175
     4,062,000     Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014                                                   4,508,820
     5,125,000     Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                                      5,470,938
     6,500,000 1,2 Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014                                            6,621,875
     5,175,000 1,2 Invista, Unit, 9.25%, 5/1/2012                                                                          5,576,063
     2,591,000     Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                                       2,830,668
     3,625,000     Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009                                                 3,711,094
     2,550,000     Lyondell Chemical Co., Sr. Unsecd. Note, 8.25%, 9/15/2016                                               2,690,250
     1,200,000 1,2 Mosaic Co./The, Sr. Note, 7.375%, 12/1/2014                                                             1,237,500
     1,600,000 1,2 Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016                                                             1,666,000
     2,163,000     Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014                                                            1,762,845
     1,325,000     Nalco Co., Sr. Note, 7.75%, 11/15/2011                                                                  1,361,438
     4,200,000     Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                                            4,467,750
     5,900,000 1,2 Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                                                               6,091,750
     2,875,000     PQ Corp., Sr. Sub. Note, Series WI, 7.50%, 2/15/2013                                                    2,846,250
     1,900,000     Union Carbide Corp., Deb., 7.50%, 6/1/2025                                                              2,030,209
     1,300,000     Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023                                                         1,412,315
                      TOTAL                                                                                               74,829,752
                   CONSTRUCTION MACHINERY--0.4%
     4,325,000     Case New Holland, Sr. Note, 9.25%, 8/1/2011                                                             4,600,718
     8,375,000   3 Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2049                                                     0
                      TOTAL                                                                                                4,600,718
                   CONSUMER PRODUCTS--5.0%
     5,575,000     AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                                            4,906,000
     1,921,417     AAC Group Holding Corp., Sr. PIK Deb., Series WI, 12.75%, 10/1/2012                                     2,055,916
     4,700,000     Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012                                                          4,993,750
     1,800,000     American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                                              1,851,750
     3,250,000     American Greetings Corp., Sr. Note, 7.375%, 6/1/2016                                                    3,355,625
     3,450,000     Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                                               3,389,625
     1,400,000 1,3 Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008                                               0
     2,375,000 1,3 Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009                                                        0
    11,350,000     Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                                              10,073,125
     4,825,000     Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012                                                      4,909,438
     2,925,000     Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012                                                  3,042,000
     5,650,000     Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011                                             5,918,375
       375,000     Rayovac Corp., Sr. Sub. Note, 8.50%, 10/1/2013                                                            352,500
     2,600,000     Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                                                     2,730,000
     7,350,000     Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015                                                  6,394,500
     5,475,000     True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                                              4,790,625
     5,050,000     Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013                                                        5,226,750
                      TOTAL                                                                                               63,989,979
                   ENERGY--2.1%
     3,200,000     Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016                                       3,168,000
     4,950,000     Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020                                          4,888,125
     1,825,000     Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013                                                     1,909,406
     2,525,000 1,2 Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016                                         2,600,750
     1,275,000     Grant Prideco, Inc., Sr. Unsecd. Note, Series B, 6.125%, 8/15/2015                                      1,249,500
     2,050,000 1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016                                      2,178,125
     4,825,000     Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018                                                 4,689,398
     2,225,000     Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                                                 2,180,500
     1,475,000     Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                                                 1,519,250
     2,750,000     Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016                                                  2,832,500
                      TOTAL                                                                                               27,215,554
                   ENTERTAINMENT--1.7%
     2,575,000     AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012                                                2,716,625
     2,450,000     Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013                                                            2,609,250
     8,000,000     Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                                                      6,910,000
     3,325,000 1,2 Hard Rock Park Operations LLC, Sr. Secd. Note, 10.12%, 4/1/2012                                         3,341,625
     4,775,000     Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010                                    5,139,094
     1,375,000     Universal City Florida Holding Co., Floating Rate Note, 10.12125%, 5/1/2010                             1,426,563
                      TOTAL                                                                                               22,143,157
                   ENVIRONMENTAL--0.6%
     4,800,000     Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016                                     4,776,000
     2,470,000     Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                                                  2,761,753
                      TOTAL                                                                                                7,537,753
                   FINANCIAL INSTITUTIONS--2.0%
     4,775,000     American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013                                   4,822,750
    10,025,000     General Motors Acceptance Corp., 6.875%, 9/15/2011                                                     10,292,858
     9,335,000     General Motors Acceptance Corp., 8.00%, 11/1/2031                                                      10,748,328
                      TOTAL                                                                                               25,863,936
                   FOOD & BEVERAGE--4.4%
     8,925,000     ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                                               7,987,875
     3,175,000     B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                                    3,222,625
     2,625,000     Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016                                                   2,710,312
     3,050,000     Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011                                              3,126,250
     3,700,000     Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016                                                      3,755,500
     4,875,000     Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                                                        4,850,625
     2,225,000     Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008                                               1,635,375
     4,800,000 1,2 Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013                                                            4,476,000
     5,375,000     Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                                                   5,603,438
     3,600,000 1,2 Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014                                                  3,951,000
     4,725,000     Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                                                    4,890,375
     2,225,000     Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013                                                 2,330,688
     6,850,000     Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                                              6,199,250
     2,175,000     Smithfield Foods, Inc., Note, 7.75%, 5/15/2013                                                          2,262,000
                      TOTAL                                                                                               57,001,313
                   GAMING--6.0%
     4,275,000     155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012                                                 3,697,875
     3,700,000     Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012                                                      3,885,000
     4,500,000 1,2 Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012                            4,843,125
     3,159,000     Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                                                 3,332,745
     1,650,000     Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                                                   1,584,000
     2,650,000     Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014                                                  2,703,000
     4,000,000     MGM Mirage, Sr. Note, 5.875%, 2/27/2014                                                                 3,720,000
     7,950,000     MGM Mirage, Sr. Sub. Note, 9.75%, 6/1/2007                                                              8,089,125
     4,950,000     MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010                                    5,247,000
     1,125,000 1,2 MTR Gaming Group, Inc., Sr. Sub. Note, 9.00%, 6/1/2012                                                  1,158,750
     9,375,000     Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007                                                  9,644,531
     4,525,000     Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010                                                 4,864,375
     9,500,000     Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010                                        9,951,250
     2,050,000     Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015                                              2,019,250
     1,200,000 1,2 San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013                                  1,239,000
       800,000     Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012                                                          763,000
     1,325,000     Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016                                                       1,341,563
     3,825,000     Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014                                                   3,418,594
     2,825,000 1,2 Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015                                     2,938,000
     3,425,000     Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014                                                    3,420,719
                      TOTAL                                                                                               77,860,902
                   HEALTH CARE--7.7%
     2,350,000     AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                                    2,555,625
     4,200,000     Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013                                                            4,378,500
     8,000,000     AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013                                                    8,700,000
     2,600,000     Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014                                           2,528,500
    14,175,000     CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015                                               11,056,500
     4,250,000     CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016                                                       4,590,000
     3,375,000     Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010                                              3,560,625
     5,800,000     Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015                                  5,756,328
     1,775,000     HCA, Inc., Sr. Note, 6.375%, 1/15/2015                                                                  1,508,750
     2,975,000     HCA, Inc., Sr. Note, 6.75%, 7/15/2013                                                                   2,677,500
     5,550,000     HCA, Inc., Sr. Note, 7.50%, 11/6/2033                                                                   4,551,000
    10,100,000 1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.25%, 11/15/2016                                              10,844,875
     9,125,000 1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016                                              9,832,188
     4,100,000 1,2 National Mentor, Inc., Sr. Sub. Note, 11.25%, 7/1/2014                                                  4,376,750
     3,925,000     Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015                                                       3,895,563
     2,925,000     Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                            2,932,313
     2,825,000     VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014                                                2,923,875
     3,825,000     Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                                            3,891,938
     1,875,000     Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                                                             1,931,250
     3,100,000     Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                                          3,185,250
     1,250,000     Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017                                                             1,296,875
     2,675,000     Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015                                                            2,822,125
                      TOTAL                                                                                               99,796,330
                   INDUSTRIAL - OTHER--6.7%
     7,000,000     ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                                      6,912,500
     2,650,000     American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                                            2,510,875
     4,075,000 1,2 Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011                                                   4,380,625
     4,650,000 1,2 Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013                                      4,795,312
     6,700,000     Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012                                             7,426,146
     3,425,000     Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                                    3,579,125
     1,225,000 1,2 ESCO Corp., Floating Rate Note - Sr. Note, 9.235%, 12/15/2013                                           1,249,500
     1,150,000 1,2 ESCO Corp., Sr. Note, 8.625%, 12/15/2013                                                                1,187,375
     4,475,000 1,2 Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016                                               4,754,687
     3,725,000     Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                                                  3,734,313
     2,900,000     Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014                                                2,994,250
     7,525,000 1,2 Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                                                7,242,813
     2,475,000 1,2 Mobile Services Group, Inc./Mobile Storage Group, Inc., Sr. Note, 9.75%, 8/1/2014                       2,598,750
     1,675,000     Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012                                                    1,829,938
     5,650,000     Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011                                    6,045,500
     2,425,000 1,2 Rental Service Corp., Sr. Note, 9.50%, 12/1/2014                                                        2,515,938
     5,044,493     Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012                                    5,448,052
     3,675,000     Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                                        3,693,375
     4,475,000     Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                                       4,620,438
     2,800,000     Stanadyne Holdings, Inc., 0/12%, Sr. Disc. Note, 2/15/2015                                              1,918,000
     3,875,000     Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                                           4,049,375
     2,375,000     Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                                               2,366,094
                      TOTAL                                                                                               85,852,981
                   LODGING--1.7%
     2,875,000     Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014                                                  2,867,813
     3,450,000     Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015                                                  3,419,813
     2,150,000     Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016                                                       2,163,438
     1,475,000 1,2 Host Marriott LP, Sr. Note, 6.875%, 11/1/2014                                                           1,500,813
     1,425,000     Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013                                                       1,464,188
     2,550,000     Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013                                                 2,760,375
     3,275,000     Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013                                                3,349,798
     1,450,000     Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016                                                1,483,108
     3,075,000     Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 5/1/2012                          3,251,087
                      TOTAL                                                                                               22,260,433
                   MEDIA - CABLE--2.3%
     3,151,000     CCH I LLC, Sr. Disc. Note, 11.00%, 10/1/2015                                                            3,249,468
     2,400,000     CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008                                                          2,433,000
     2,825,000     CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                                                        2,867,375
     9,600,000     Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                                        10,092,000
     8,450,000     Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014                                            9,411,188
     1,175,000     Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                                                            1,154,438
                      TOTAL                                                                                               29,207,469
                   MEDIA - NON-CABLE--10.4%
     2,150,000     Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011                                2,257,500
     1,775,000     Advanstar Communications, Sr. Secd. Note, 10.75%, 8/15/2010                                             1,919,218
     3,225,000     Advanstar, Inc., Company Guarantee, Series B, 15.00%, 10/15/2011                                        3,362,062
     4,781,115     Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                                              4,733,303
     2,100,000     Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                                                   2,089,500
     5,800,000     CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                                                          6,068,250
     1,500,000     CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011                                                          1,545,000
       850,000     DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015                                                         819,187
     5,232,000     DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013                                                       5,467,440
     8,702,000     Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                                          9,528,690
     4,400,000     Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013                                                     3,949,000
     7,775,000     Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014                                                         7,600,062
     4,675,000 1,2 Idearc, Inc., Sr. Note, 8.00%, 11/15/2016                                                               4,768,500
    12,500,000 1,2 Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016                                                     13,781,250
     6,125,000     Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015                               4,685,625
     4,375,000     Intelsat Subsidiary Holding Co. Ltd., Floating Rate Note - Sr. Note, 10.48438%, 1/15/2012               4,435,156
     3,200,000     Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015                                       3,344,000
     2,050,000     Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                     2,042,313
       550,000     Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                       547,938
     4,050,000     Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013                                                       4,146,188
     1,600,000 1,2 Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014                                                 1,684,000
     1,600,000 1,2 Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 10.00%, 8/1/2014                                     1,742,000
     1,275,000     PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                                                              1,353,094
     1,475,000     Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016                                     1,513,719
     2,175,000     R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012                                        2,381,625
     3,600,000     R.H. Donnelley Corp., Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013                                     3,469,500
     2,075,000     R.H. Donnelley Corp., Sr. Disc. Note, Series W1, 6.875%, 1/15/2013                                      1,999,781
     3,800,000     R.H. Donnelley Corp., Sr. Note, Series A-3, 8.875%, 1/15/2016                                           4,009,000
     5,300,000 1,2 Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014                                         5,916,125
     1,900,000     Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011                                1,961,750
     2,825,000     Sirius Satellite Radio, Inc., Sr. Unsecd. Note, 9.625%, 8/1/2013                                        2,793,219
     4,375,000     Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013                           4,571,875
     7,750,000 1,2 WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014                                                      8,011,563
     5,225,000     XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014                                                     5,251,125
     1,378,461     Ziff Davis Media, Inc., Company Guarantee, Series B, 12.00%, 8/12/2009                                    765,046
                      TOTAL                                                                                              134,513,604
                   METALS & MINING--0.7%
     2,975,000 1,2 Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014                                                 3,004,750
     2,400,000 1,2 Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016                                           2,418,000
     4,300,000 1,2 Novelis, Inc., Sr. Note, 8.25%, 2/15/2015                                                               4,181,750
     6,200,000   3 Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009                                 0
                      TOTAL                                                                                                9,604,500
                   PACKAGING--2.2%
     4,625,000     Ball Corp., Sr. Note, 6.625%, 3/15/2018                                                                 4,613,437
     2,650,000 1,2 Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014                                                 2,703,000
     2,300,000 1,2 Covalence Specialty Materials Corp., Sr. Sub. Note, 10.25%, 3/1/2016                                    2,116,000
     4,475,000     Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015                                                         4,665,187
     3,950,000     Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012                                                   4,167,250
     2,650,000     Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013                               2,752,688
     5,125,000     Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007                                                        5,163,438
     2,000,000 1,2 Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015                                                         2,090,000
       977,424 1,3 Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008                                           45,352
                      TOTAL                                                                                               28,316,352
                   PAPER--1.9%
     2,975,000     Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015                                                  2,588,250
     6,650,000     Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013                                  7,049,000
     5,350,000     MDP Acquisitions PLC, 9.625%, 10/1/2012                                                                 5,697,750
     1,350,000     Mercer International, Inc., 9.25%, 2/15/2013                                                            1,326,375
     4,975,000     NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                                          5,285,938
     2,900,000     Stone Container Corp., Sr. Note, 9.75%, 2/1/2011                                                        3,005,125
                      TOTAL                                                                                               24,952,438
                   RESTAURANTS--0.7%
     1,800,000     Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014                                                      1,836,000
     2,675,000     El Pollo Loco, Inc., Company Guarantee, 11.75%, 11/15/2013                                              2,915,750
     4,125,000     Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014                               4,052,813
                      TOTAL                                                                                                8,804,563
                   RETAILERS--2.0%
     1,225,000     AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014                                                   1,240,312
     1,250,000     AutoNation, Inc., Floating Rate Note - Sr. Note, 7.37375%, 4/15/2013                                    1,262,500
     6,175,000     Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                                           6,344,812
     5,007,000     FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                                              5,038,294
     2,025,000     General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010                                               2,090,813
     4,225,000     NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                                               3,316,625
     2,850,000     Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                                               2,750,250
     2,258,000     Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012                                                          2,584,773
     1,050,000 1,2 United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016                                               1,060,500
                      TOTAL                                                                                               25,688,879
                   SERVICES--0.9%
     4,375,000     Insurance Automotive Auctions, Inc., Sr. Note, 11.00%, 4/1/2013                                         4,965,625
     1,825,000     The Brickman Group Ltd., Sr. Sub. Note, Series B, 11.75%, 12/15/2009                                    1,948,187
     2,725,000 1,2 West Corp., Sr. Note, 9.50%, 10/15/2014                                                                 2,738,625
     2,400,000 1,2 West Corp., Sr. Sub. Note, 11.00%, 10/15/2016                                                           2,436,000
                      TOTAL                                                                                               12,088,437
                   TECHNOLOGY--4.7%
     4,525,000 1,2 Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016                                                4,230,875
     3,425,000 1,2 Compucom System, Inc., Sr. Note, 12.00%, 11/1/2014                                                      3,544,875
     2,475,000     Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010                                                 2,536,875
     3,225,000 1,2 Firestone Acquistion Corp., Sr. Note, 8.875%, 12/15/2014                                                3,229,031
     2,100,000     MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014                                          1,417,500
     3,275,000     SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016                                                3,491,969
     4,575,000     SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013                                               4,986,750
     2,675,000     Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016                                             2,701,750
     2,503,000     Smart Modular Technologies, Inc., Sr. Secd. Note, 10.87163%, 4/1/2012                                   2,653,180
     6,200,000     SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013                                      6,541,000
     4,625,000     SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015                                 4,960,313
     6,700,000     UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                                                              7,336,500
     6,375,000     Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                                                 6,916,875
     2,375,000     Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016                                                         2,437,344
     3,825,000     iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014                                     3,949,313
                      TOTAL                                                                                               60,934,150
                   TEXTILE--0.3%
     3,550,000     Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                                        3,789,625
                   TOBACCO--0.5%
     6,200,000     Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018                                                6,612,622
                   TRANSPORTATION--1.5%
     6,975,000   3 AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2049                                                0
     3,900,000 1,2 Hertz Corp., Sr. Note, 8.875%, 1/1/2014                                                                 4,104,750
     5,725,000 1,2 Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016                                                            6,326,125
       125,000     Stena AB, Sr. Note, 7.00%, 12/1/2016                                                                      119,375
     1,750,000     Stena AB, Sr. Note, 7.50%, 11/1/2013                                                                    1,736,875
     6,100,000     Stena AB, Sr. Note, 9.625%, 12/1/2012                                                                   6,527,000
     4,400,000   3 The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2011                                                       0
                      TOTAL                                                                                               18,814,125
                   UTILITY - ELECTRIC--4.6%
     1,275,000     CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015                                                          1,322,812
     1,175,000     CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009                                                            1,217,593
     6,875,000     Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016                                                       7,321,875
     3,750,000     Edison Mission Holding Co., Sr. Note, 7.73%, 6/15/2009                                                  3,900,000
     1,800,943 1,2 FPL Energy National Wind, Note, 6.125%, 3/25/2019                                                       1,747,846
     1,700,000     NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014                                                             1,717,000
     4,175,000     NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017                                                           4,195,875
     6,000,000     NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016                                                            6,045,000
       625,000     Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012                                                             644,735
     4,939,000     Nevada Power Co., Mtg. Note, 9.00%, 8/15/2013                                                           5,358,504
     1,625,000     Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015                                                1,625,603
     2,900,000     Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018                                     3,020,814
     1,400,000     Northwestern Corp., Note, 5.875%, 11/1/2014                                                             1,377,680
     8,250,000     PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                                       9,075,000
       654,000     PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008                                                         673,620
     3,400,000     Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017                                         3,351,754
     1,475,000     TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                                            1,548,750
     3,400,000     TXU Corp., Sr. Note, Series P, 5.55%, 11/15/2014                                                        3,244,759
     1,500,000     TXU Corp., Sr. Note, Series Q, 6.50%, 11/15/2024                                                        1,420,637
                      TOTAL                                                                                               58,809,857
                   UTILITY - NATURAL GAS--5.6%
     3,000,000     AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016                                                       3,015,000
     1,600,000     El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                                                1,756,000
     4,925,000     El Paso Corp., Sr. Note, 8.05%, 10/15/2030                                                              5,491,375
     7,375,000     El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013                                      7,752,969
     4,900,000     Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                                     4,679,500
     3,900,000     Inergy LP, Sr. Note, 6.875%, 12/15/2014                                                                 3,851,250
     1,075,000     Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015                                                  1,052,700
     3,725,000     Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                                                 3,826,916
     4,150,000 1,2 Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013                                        4,181,125
     2,975,000     Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                                                         2,986,882
     3,275,000     Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016                                                  3,283,188
     6,600,000     Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                                         8,053,313
     1,950,000     Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017                                                       2,137,467
     4,050,000     Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012                                            4,596,750
     1,000,000     Transcontinental Gas Pipe Corp., Sr. Unsecd. Note, 6.40%, 4/15/2016                                     1,015,000
     9,025,000     Williams Cos., Inc., Note, 7.625%, 7/15/2019                                                            9,701,875
     5,100,000     Williams Cos., Inc., Note, 7.875%, 9/1/2021                                                             5,495,250
                      TOTAL                                                                                               72,876,560
                   WIRELESS COMMUNICATIONS--3.5%
     2,000,000     Centennial Cellular Corp., Floating Rate Note - Sr. Note, 11.12163%, 1/1/2013                           2,125,000
     3,425,000     Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013                                             3,660,468
     2,475,000 1,2 Cricket Communications, Inc., Sr. Note, 9.375%, 11/1/2014                                               2,623,500
     2,250,000 1,2 Digicel Ltd., Sr. Note, 9.25%, 9/1/2012                                                                 2,413,125
     5,275,000 1,2 MetroPCS Wireless, Inc., 9.25%, 11/1/2014                                                               5,538,750
     8,575,000     Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015                                       8,829,209
     7,300,000     Rogers Wireless, Inc., 6.375%, 3/1/2014                                                                 7,427,750
     3,050,000     Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 8.485%, 12/15/2010                        3,118,625
       525,000     Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012                                                  559,125
       675,000     Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015                                                   735,750
     2,750,000     Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                                                 2,949,375
     4,350,000     US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012                                                     4,776,919
                      TOTAL                                                                                               44,757,596
                   WIRELINE COMMUNICATIONS--3.0%
     4,800,000     AT&T Corp., Sr. Note, 8.00%, 11/15/2031                                                                 5,987,999
     3,450,000     Citizens Communications Co., 9.00%, 8/15/2031                                                           3,760,500
       575,000     Citizens Communications Co., Sr. Note, 6.25%, 1/15/2013                                                   567,093
     3,050,000 1,2 Nordic Telephone Co. Holdings APS, Sr. Note, 8.875%, 5/1/2016                                           3,278,750
    17,575,000     Qwest Corp., Note, 8.875%, 3/15/2012                                                                   19,662,031
     3,650,000     Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                                        3,946,563
     1,750,000 1,2 Windstream Corp., Sr. Note, 8.625%, 8/1/2016                                                            1,925,000
                      TOTAL                                                                                               39,127,936
                      TOTAL CORPORATE BONDS (IDENTIFIED COST $1,220,679,976)                                           1,234,147,127
                   COMMON STOCKS AND WARRANTS--0.6%
                   CHEMICALS--0.3%
         1,562   3 General Chemical Industrial Products, Inc.                                                              2,250,623
           669   3 General Chemical Industrial Products, Inc., Warrants                                                      712,377
           903   3 General Chemical Industrial Products, Inc., Warrants                                                    1,124,623
                      TOTAL                                                                                                4,087,623
                   CONSUMER PRODUCTS--0.0%
         3,192 1,3 Sleepmaster LLC                                                                                                31
                   FOOD & BEVERAGE--0.1%
        33,705     B&G Foods, Inc.                                                                                           674,774
                   INDUSTRIAL - OTHER--0.1%
       835,358 1,3 ACP Holdings Corp., Warrants                                                                            1,190,385
                   LODGING--0.0%
         1,750 1,3 Motels of America, Inc.                                                                                         0
                   MEDIA - CABLE--0.1%
        52,360     NTL, Inc.                                                                                               1,321,566
                   MEDIA - NON-CABLE--0.0%
         3,475 1,3 Advanstar, Inc., Warrants                                                                                      34
            46   3 Sullivan Graphics, Inc.                                                                                         0
         6,750   3 XM Satellite Radio, Inc., Warrants                                                                         48,262
        66,000   3 Ziff Davis Media, Inc., Warrants                                                                              660
                      TOTAL                                                                                                   48,956
                   METALS & MINING--0.0%
         6,200 1,3 Republic Technologies International, Inc., Warrants                                                             0
       237,797 1,3 Royal Oak Mines, Inc.                                                                                       3,685
                      TOTAL                                                                                                    3,685
                   OTHER--0.0%
           746 1,3 CVC Claims Litigation LLC                                                                                       0
                   PACKAGING--0.0%
            24 1,3 Pliant Corp.                                                                                                    0
       107,000 1,3 Russell Stanley Holdings, Inc.                                                                                  0
                      TOTAL                                                                                                        0
                   PAPER--0.0%
         3,250 1,3 MDP Acquisitions PLC, Warrants                                                                             52,000
                      TOTAL COMMON STOCKS AND WARRANTS                                                                     7,379,020
                      (IDENTIFIED COST $17,664,582)
                   PREFERRED STOCKS--0.0%
                   MEDIA - NON-CABLE--0.0%
           360     Ziff Davis Media, Inc., PIK Pfd., Series E-1 (IDENTIFIED COST $0)                                          37,800
                   REPURCHASE AGREEMENT--1.4%
  $ 17,507,000     Interest in $1,500,000,000 joint repurchase agreement 5.35%, dated 12/29/2006 under which              17,507,000
                   Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 11/25/2036 for $1,500,891,667 on 1/2/2007. The market value of the underlying securities at the end of the period was $1,533,551,251. (AT COST)
                      TOTAL INVESTMENTS - 97.6%                                                                        1,259,070,947
                      (IDENTIFIED COST $1,255,851,558)4
                      OTHER ASSETS AND LIABILITIES - NET - 2.4%                                                           31,612,339
                      TOTAL NET ASSETS - 100%                                                                        $ 1,290,683,286

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2006, these restricted securities amounted to $211,098,116, which represented 16.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At December 31, 2006, these liquid restricted securities amounted to
     $209,806,629, which represented 16.3% of total net assets. Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at December 31, 2006, is as follows:

    SECURITY                                                                   ACQUISITION DATE                     ACQUISITION COST
    ACP Holdings Corp., Warrants                                               9/24/2003                                          $0
    Advanstar, Inc., Warrants                                                  2/14/2001                                    $285,550
    CVC Claims Litigation LLC                                                  3/26/1997 - 6/18/1997                      $7,280,944
    Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008          4/15/1998                                  $1,298,075
    Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009                   4/15/1998                                  $1,233,189
    MDP Acquisitions PLC, Warrants                                             9/23/2002                                          $0
    Motels of America, Inc.                                                    8/30/1994                                    $117,506
    Pliant Corp.                                                               7/18/2006                                          $0
    Republic Technologies International, Inc., Warrants                        3/14/2000                                          $0
    Royal Oak Mines, Inc.                                                      2/24/1999                                     $26,419
    Russell Stanley Holdings, Inc.                                             2/5/1999 - 7/9/1999                                $0
    Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008           2/5/1999 - 5/15/2005                       $5,043,997
    Sleepmaster LLC                                                            12/23/2004                                 $1,011,340

3    Non-income producing security.

4 At December 31, 2006, the cost of investments for federal tax purposes was $1,257,030,258. The net unrealized appreciation of investments for federal tax purposes was $2,040,689. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $61,448,018 and net unrealized depreciation from investments for those securities having an excess of cost over value of $59,407,329.

Note:The categories of investments are shown as a percentage of total net assets at December 31, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Directors may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}investments in other open-end regulated investment companies are valued at net asset value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value
(NAV), the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.



The following acronym is used throughout this portfolio:

 PIK --Payment in Kind






ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS




SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED HIGH INCOME BOND FUND, INC.

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        FEBRUARY 14, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE

            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        FEBRUARY 9, 2007

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        FEBRUARY 14, 2007





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